Variable Interest Entities (Details) $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) MW		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds		$ 1,416.5		$ 1,705.0
Securitized Transition Assets		1,211.2		1,486.1
PATH-WV Refund		$ 11.4
Percentage of Ownership of Allegheny Series by a Nonaffiliated Company		100.00%
AEP Texas Central Transition Funding Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds		$ 1,000.0		1,200.0
Securitized Transition Assets		870.0		1,100.0
AEP Texas Central Transition Funding Co [Member] | Current Assets [Member]
ASSETS
Assets		191.7		184.8
AEP Texas Central Transition Funding Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		0.0		0.0
AEP Texas Central Transition Funding Co [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		923.5	[1]	1,149.4	[2]
AEP Texas Central Transition Funding Co [Member] | Total Assets [Member]
ASSETS
Assets		1,115.2		1,334.2
AEP Texas Central Transition Funding Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		260.9		251.9
AEP Texas Central Transition Funding Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		836.1		1,064.2
AEP Texas Central Transition Funding Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		18.2		18.1
AEP Texas Central Transition Funding Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		1,115.2		1,334.2
Protected Cell Of Energy Insurance Services, Inc. [Member]
Variable Interest Entities (Textuals) [Abstract]
Insurance Premium Expense to Protected Cell		29.0		28.0		$ 29.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Assets [Member]
ASSETS
Assets		178.7		170.6
Protected Cell Of Energy Insurance Services, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		0.0		0.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		0.0		1.1
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Assets [Member]
ASSETS
Assets		178.7		171.7
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		36.4		31.8
Protected Cell Of Energy Insurance Services, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		95.2		97.3
Protected Cell Of Energy Insurance Services, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		47.1		42.6
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		178.7		171.7
Transource Energy [Member]
Variable Interest Entities (Textuals) [Abstract]
Proceeds from Partnership Contribution		5.0		45.0
Transource Energy [Member] | Current Assets [Member]
ASSETS
Assets		17.4		16.3
Transource Energy [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		323.9		313.0
Transource Energy [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		3.1		5.4
Transource Energy [Member] | Total Assets [Member]
ASSETS
Assets		344.4		334.7
Transource Energy [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		12.4		31.7
Transource Energy [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		132.0		134.4
Transource Energy [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		200.0		168.6
Transource Energy [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		344.4		334.7
AEP Renewables [Member]
Variable Interest Entities (Textuals) [Abstract]
Proceeds from Partnership Contribution		$ 140.0
AEP Renewables [Member] | Current Assets [Member]
ASSETS
Assets				0.0
AEP Renewables [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets				130.4
AEP Renewables [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets				9.0
AEP Renewables [Member] | Total Assets [Member]
ASSETS
Assets				139.4
AEP Renewables [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity				126.7
AEP Renewables [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity				11.3
AEP Renewables [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity				1.4
AEP Renewables [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity				139.4
AEP Credit, Inc. [Member]
Variable Interest Entities (Textuals) [Abstract]
Minimum Percentage of Equity AEP Provides		5.00%
Percentage Of Short Term Borrowing Needs In Excess Of Third Party Financings		20.00%
AEP Credit, Inc. [Member] | Current Assets [Member]
ASSETS
Assets		$ 926.3		945.7
AEP Credit, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		0.0		0.0
AEP Credit, Inc. [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		6.4		10.3
AEP Credit, Inc. [Member] | Total Assets [Member]
ASSETS
Assets		932.7		956.0
AEP Credit, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		872.0		877.4
AEP Credit, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		0.7		0.6
AEP Credit, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		60.0		78.0
AEP Credit, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		$ 932.7		956.0
PATH West Virginia Transmission Co, LLC [Member]
Variable Interest Entities (Textuals) [Abstract]
Percentage of Debt Capital Structure in PATH's Stipulation Agreement		50.00%
Percentage of Equity Capital Structure in PATH's Stipulation Agreement		50.00%
Percentage of Cost of Long Term Debt for PATH's Stipulation Agreement		4.70%
Percentage of PATH WV's Lowered Authorized ROE		8.11%
Percentage of PATH WV's Previously Authorized ROE		10.40%
PATH West Virginia Transmission Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		$ 18.8		18.8
Maximum Exposure		18.8		18.8
PATH West Virginia Transmission Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		(2.0)		(2.3)
Maximum Exposure		(2.0)		(2.3)
PATH West Virginia Transmission Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		16.8		16.5
Maximum Exposure		$ 16.8		16.5
Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
AEP's Ownership In OVEC		43.47%
Intercompany Power Agreement End Date		2040
Approximate OVEC Generating Capacity (MWs) | MW		2,400
Outstanding Indebtedness		$ 1,400.0
Ohio Valley Electric Corporation [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		4.4		4.4
Maximum Exposure		4.4		4.4
Ohio Valley Electric Corporation [Member] | AEP's Ratio of OVEC Debt [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		0.0		0.0
Maximum Exposure	[3]	626.3		658.3
Ohio Valley Electric Corporation [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		4.4		4.4
Maximum Exposure		$ 630.7		662.7
Parent Company [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
AEP's Ownership In OVEC		39.17%
Great Plains Energy Inc. [Member] | Transource Energy [Member]
Variable Interest Entities (Textuals) [Abstract]
Equity and Voting Ownership Percentage		13.50%
Cleco Power, LLC [Member]
Variable Interest Entities (Textuals) [Abstract]
Percentage of VIE Sales of Lignite Produced		50.00%
AEP Transmission Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE		$ 188.9		131.1		108.4
AEP Transmission Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		25.1		23.0
Maximum Exposure		25.1		23.0
Appalachian Power Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds		295.9		318.9
Securitized Transition Assets		282.3		305.3
Amount Of Power Purchased From O V E C		101.0		88.0		87.2
Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE		268.8		244.2		227.5
Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		37.0		36.7
Maximum Exposure		37.0		36.7
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds		296.0		319.0
Securitized Transition Assets		282.0		305.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Assets [Member]
ASSETS
Assets		22.3		20.2
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		0.0		0.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		285.6	[4]	309.0	[5]
Variable Interest Entities (Textuals) [Abstract]
Intercompany Item Eliminated in Consolidation		3.4		3.7
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Assets [Member]
ASSETS
Assets		307.9		329.2
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		27.6		27.3
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		278.4		300.6
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		1.9		1.3
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		$ 307.9		329.2
Appalachian Power Co [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Power Participation Ratio		15.69%
Outstanding Indebtedness		$ 226.0		237.6
Indiana Michigan Power Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Amount Of Power Purchased From O V E C		$ 50.5		44.0		43.7
Indiana Michigan Power Co [Member] | Rockport Generating Plant (Unit No. 1) [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Variable Interest Entities (Textuals) [Abstract]
Payments Made by I&M to DCC Fuel		$ 136.0		101.0		115.0
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Assets [Member]
ASSETS
Assets		102.5		135.5
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		179.9		233.9
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		86.3		116.2
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Assets [Member]
ASSETS
Assets		368.7		485.6
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		96.5		131.3
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		272.2		354.3
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		0.0		0.0
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		368.7		485.6
Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE		176.0		147.7		139.5
Indiana Michigan Power Co [Member] | Billings from AEP Generating Company [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE		224.0		229.0		232.0
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		26.8		24.2
Maximum Exposure		26.8		24.2
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		$ 23.0		22.0
Indiana Michigan Power Co [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Power Participation Ratio		7.85%
Outstanding Indebtedness		$ 113.1		118.9
Ohio Power Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds		94.5		140.2
Securitized Transition Assets		37.7		62.1
Amount Of Power Purchased From O V E C		128.2		111.7		110.8
Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE		195.7		181.1		177.8
Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		27.4		28.1
Maximum Exposure		27.4		28.1
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds		95.0		140.0
Securitized Transition Assets		38.0		62.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Current Assets [Member]
ASSETS
Assets		28.7		30.3
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		0.0		0.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		71.0	[6]	117.1	[7]
Variable Interest Entities (Textuals) [Abstract]
Intercompany Item Eliminated in Consolidation		33.3		55.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Total Assets [Member]
ASSETS
Assets		99.7		147.4
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		47.9		47.5
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		50.5		98.6
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		1.3		1.3
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		$ 99.7		147.4
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
AEP's Ownership In OVEC		4.30%
Power Participation Ratio		19.93%
Outstanding Indebtedness		$ 287.2		301.8
Public Service Co Of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE		114.7		111.0		107.3
Public Service Co Of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		18.7		16.0
Maximum Exposure		18.7		16.0
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE		137.0		162.0		152.0
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Assets [Member]
ASSETS
Assets		56.3		60.2
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		113.2		112.0
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		90.2		89.8
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Assets [Member]
ASSETS
Assets		259.7		262.0
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		49.1		26.3
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		211.0		235.3
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		(0.4)		0.4
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		259.7		262.0
Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE		150.7		147.0		141.4
Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		20.8		21.8
Maximum Exposure		20.8		21.8
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE		$ 61.0		65.0		93.0
Percentage of VIE Sales of Lignite Produced		50.00%
Percentage of DHLCs Debt Guaranteed by Each SWEPCo and CLECO		50.00%
Percentage of Management Fee Received by SWEPCo from DHLC		100.00%
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		$ 7.6		7.6
Maximum Exposure		7.6		7.6
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		11.8		15.7
Maximum Exposure		11.8		15.7
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | SWEPCo's Share of Obligations [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		0.0		0.0
Maximum Exposure		144.3		91.3
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		19.4		23.3
Maximum Exposure		$ 163.7		114.6
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 1) [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 2) [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
Percentage Interest in Rockport Plant Unit 2 Lease		50.00%
AEP Generating Co [Member] | Lawrenceburg Generating Station [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share		100.00%
Transource Energy [Member]
Variable Interest Entities (Textuals) [Abstract]
Equity and Voting Ownership Percentage		86.50%
AEP Texas Inc. [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds		$ 1,026.1		1,245.8
Securitized Transition Assets		$ 891.2		1,118.7
Jointly Owned Utility Plant, Proportionate Ownership Share		54.69%
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitized Transition Assets		$ 869.5		1,088.3
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Other Noncurrent Assets [Member]
Variable Interest Entities (Textuals) [Abstract]
Intercompany Item Eliminated in Consolidation		53.9		61.1
AEP Texas Inc. [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE		152.6		142.3		$ 132.7
AEP Texas Inc. [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet		24.2		22.9
Maximum Exposure		$ 24.2		$ 22.9

[1]	Includes an intercompany item eliminated in consolidation of $53.9 million.
[2]	Includes an intercompany item eliminated in consolidation of $61.1 million.
[3]	Based on the Registrants’ power participation ratios APCo, I&M and OPCo’s share of OVEC debt is $226 million, $113.1 million and $287.2 million for the year ended December 31, 2017 and $237.6 million, $118.9 million and $301.8 million for the year-ended December 31, 2016, respectively.
[4]	Includes an intercompany item eliminated in consolidation of $3.4 million.
[5]	Includes an intercompany item eliminated in consolidation of $3.7 million.
[6]	Includes an intercompany item eliminated in consolidation of $33.3 million.
[7]	Includes an intercompany item eliminated in consolidation of $55 million.